Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Related Party Transactions (Textuals) [Abstract]
Aggregate Power Participation Ratio	43.47%
Ohio Valley Electric Corporation [Member]
Ownership and Investment In OVEC
Ownership	43.47%
Investment	$ 4,408,000
Appalachian Power Co to AEP Generation Resources Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	698,000
Appalachian Power Co to Indiana Michigan Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	507,000		148,000
Appalachian Power Co to Kentucky Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement			98,000
Appalachian Power Co to Ohio Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement			854,000
Appalachian Power Co to Public Service Co of Oklahoma [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	20,000		204,000
Appalachian Power Co to Southwestern Electric Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	140,000		543,000
Indiana Michigan Power Co to AEP Generation Resources Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	33,000
Indiana Michigan Power Co to Appalachian Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	0		2,000
Indiana Michigan Power Co to Kentucky Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement			0
Related Party Transactions (Textuals) [Abstract]
Percentage of Power Sold under Unit Power Agreement	30.00%
Indiana Michigan Power Co to Ohio Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement			170,000
Indiana Michigan Power Co to Public Service Co of Oklahoma [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	595,000		322,000
Indiana Michigan Power Co to Southwestern Electric Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	1,395,000		1,468,000
Ohio Power Co to Appalachian Power Co [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Coal Transloading Services	(11,000)	[1]	942,000		31,000
Railcar Maintenance	3,000		88,000		9,000
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement			1,960,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	3,000		88,000		9,000
Ohio Power Co to Indiana Michigan Power Co [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Coal Transloading Services	15,596,000	[2]	32,639,000	[2]	21,852,000	[2]
Railcar Maintenance	1,285,000	[3]	3,343,000	[3]	3,012,000	[3]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement			889,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	1,285,000	[3]	3,343,000	[3]	3,012,000	[3]
Ohio Power Co to Indiana Michigan Power Co [Member] | Rockport Plant CCT Project [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Coal Transloading Services	7,300,000		14,500,000		9,300,000
Railcar Maintenance	608,000		1,500,000		1,300,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	608,000		1,500,000		1,300,000
Ohio Power Co to Kentucky Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement			41,000
Ohio Power Co to Public Service Co of Oklahoma [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Railcar Maintenance	59,000		281,000		542,000
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement			74,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	59,000		281,000		542,000
Ohio Power Co to Southwestern Electric Power Co [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Railcar Maintenance	1,204,000		2,102,000		2,348,000
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement			321,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	1,204,000		2,102,000		2,348,000
Public Service Co of Oklahoma to AEP Generation Resources Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	2,000
Public Service Co of Oklahoma to Appalachian Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	0		0
Public Service Co of Oklahoma to Indiana Michigan Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	195,000		48,000
Public Service Co of Oklahoma to Kentucky Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement			0
Public Service Co of Oklahoma to Ohio Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement			5,000
Public Service Co of Oklahoma to Southwestern Electric Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	43,000		21,000
Southwestern Electric Power Co to AEP Generation Resources Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	19,000
Southwestern Electric Power Co to Appalachian Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	0		2,000
Southwestern Electric Power Co to Indiana Michigan Power Co [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Railcar Maintenance	873,000		1,600,000
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	854,000		843,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	873,000		1,600,000
Southwestern Electric Power Co to Kentucky Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement			0
Southwestern Electric Power Co to Ohio Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement			99,000
Southwestern Electric Power Co to Public Service Co of Oklahoma [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Railcar Maintenance	279,000		232,000
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	329,000		176,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	279,000		232,000
AEP Generating Co to Indiana Michigan Power Co [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Coal Transloading Services	6,820,000
Railcar Maintenance	1,073,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	1,073,000
AEP Generating Co to Kentucky Power Co [Member]
Related Party Transactions (Textuals) [Abstract]
Percentage of Power Sold under Unit Power Agreement	30.00%
AEP Generating Co to Ohio Power Co [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Coal Transloading Services	322,000
Railcar Maintenance	41,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	41,000
AEP Generating Co to Public Service Co of Oklahoma [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Railcar Maintenance	106,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	106,000
AEP Generating Co To Southwestern Electric Power Co [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Railcar Maintenance	1,237,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	1,237,000
AEP Generation Resources Co to Appalachian Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	775,000
AEP Generation Resources Co to Indiana Michigan Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	(391,000)
AEP Generation Resources Co to Public Service Co of Oklahoma [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	(90,000)
AEP Generation Resources Co to Southwestern Electric Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	(245,000)
Appalachian Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	347,484,000		318,199,000		359,802,000
Affiliated Purchases	830,959,000		661,238,000		819,182,000
Transmission Agreement
Net Charges from Transmission Agreement	40,609,000		20,264,000		4,608,000
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services	30,876,000		34,725,000		27,455,000
Power Purchased by the Registrant Subsidiaries from OVEC
Amount of Power Purchased from OVEC	104,396,000		98,417,000		114,311,000
Purchases from OVEC under Interconnection Agreement
Purchases from OVEC under Interconnection Agreement					21,110,000
Sales and Purchases of Property [Abstract]
Related Party Sales of Property	3,212,000		6,643,000		3,978,000
Related Party Purchases of Property	5,199,000		2,522,000		2,312,000
Related Party Transactions (Textuals) [Abstract]
Aggregate Power Participation Ratio	43.47%
Appalachian Power Co [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	830,954,000		661,185,000		818,943,000
Appalachian Power Co [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0		0		0
Appalachian Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	5,000		53,000		239,000
Appalachian Power Co [Member] | Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0		0		0
Appalachian Power Co [Member] | Natural Gas Purchases from AEPES [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0		0		0
Appalachian Power Co [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	193,651,000		166,733,000		186,788,000
Appalachian Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	129,014,000		124,519,000		126,737,000
Appalachian Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	578,000		314,000		1,492,000
Appalachian Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0		0		0
Appalachian Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	461,000		(1,289,000)		2,348,000
Appalachian Power Co [Member] | Natural Gas Contracts with AEPES [Member]
Affiliated Revenues and Purchases
Affiliated Revenues					154,000
Appalachian Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	23,780,000		27,922,000		42,283,000
Indiana Michigan Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	219,399,000		268,408,000		320,184,000
Affiliated Purchases	433,209,000		386,404,000		353,484,000
Transmission Agreement
Net Charges from Transmission Agreement	19,947,000		5,689,000		1,538,000
Central Machine Shop
Billings for Services from Central Machine Shop Facility	2,451,000		1,280,000		2,157,000
Power Purchased by the Registrant Subsidiaries from OVEC
Amount of Power Purchased from OVEC	52,230,000		49,239,000		57,192,000
Purchases from OVEC under Interconnection Agreement
Purchases from OVEC under Interconnection Agreement					12,942,000
Sales and Purchases of Property [Abstract]
Related Party Sales of Property	5,031,000		3,296,000		441,000
Related Party Purchases of Property	964,000		285,000		3,678,000
Related Party Transactions (Textuals) [Abstract]
Barge Towing and Chartering Services	24,000,000		24,000,000		24,000,000
Billings for Services from Central Machine Shop Facility	2,451,000		1,280,000		2,157,000
Aggregate Power Participation Ratio	43.47%
Indiana Michigan Power Co [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	181,688,000		147,502,000		124,598,000
Indiana Michigan Power Co [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0		0		0
Indiana Michigan Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	3,000		36,000		147,000
Indiana Michigan Power Co [Member] | Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	251,518,000		238,866,000		228,739,000
Indiana Michigan Power Co [Member] | Natural Gas Purchases from AEPES [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0		0		0
Indiana Michigan Power Co [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	218,164,000		265,923,000		308,336,000
Indiana Michigan Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0		0		0
Indiana Michigan Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	391,000		218,000		908,000
Indiana Michigan Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0		0		0
Indiana Michigan Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	(681,000)		758,000		9,379,000
Indiana Michigan Power Co [Member] | Natural Gas Contracts with AEPES [Member]
Affiliated Revenues and Purchases
Affiliated Revenues					92,000
Indiana Michigan Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	1,525,000		1,509,000		1,469,000
Kentucky Power Co [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services	50,000		74,000		122,000
Central Machine Shop
Billings for Services from Central Machine Shop Facility	687,000		277,000		298,000
Related Party Transactions (Textuals) [Abstract]
Billings for Services from Central Machine Shop Facility	687,000		277,000		298,000
Ohio Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	1,166,854,000		847,294,000		977,999,000
Affiliated Purchases	349,732,000		380,706,000		515,613,000
Transmission Agreement
Net Charges from Transmission Agreement	8,946,000		6,090,000		17,186,000
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services	40,562,000		39,956,000		36,980,000
Central Machine Shop
Billings for Services from Central Machine Shop Facility	4,679,000		3,838,000		3,684,000
Power Purchased by the Registrant Subsidiaries from OVEC
Amount of Power Purchased from OVEC	132,607,000		125,013,000		145,207,000
Purchases from OVEC under Interconnection Agreement
Purchases from OVEC under Interconnection Agreement					27,566,000
Sales and Purchases of Property [Abstract]
Related Party Sales of Property	59,818,000		4,163,000		12,113,000
Related Party Purchases of Property	5,311,000		10,608,000		3,045,000
Related Party Transactions (Textuals) [Abstract]
Billings for Services from Central Machine Shop Facility	4,679,000		3,838,000		3,684,000
Aggregate Power Participation Ratio	43.47%
Ohio Power Co [Member] | Ohio Valley Electric Corporation [Member]
Ownership and Investment In OVEC
Ownership	4.30%
Investment	430,000
Ohio Power Co [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	199,283,000		174,240,000		326,871,000
Ohio Power Co [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0		0		0
Ohio Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	6,000		75,000		312,000
Ohio Power Co [Member] | Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	148,459,000		203,583,000		185,741,000
Ohio Power Co [Member] | Natural Gas Purchases from AEPES [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	1,984,000		2,808,000		2,689,000
Ohio Power Co [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	924,313,000		643,486,000		823,703,000
Ohio Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	152,689,000		136,142,000		115,120,000
Ohio Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	804,000		454,000		1,936,000
Ohio Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0		0		0
Ohio Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	53,405,000		26,295,000		3,375,000
Ohio Power Co [Member] | Natural Gas Contracts with AEPES [Member]
Affiliated Revenues and Purchases
Affiliated Revenues					196,000
Ohio Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	35,643,000		40,917,000		33,669,000
Public Service Co of Oklahoma [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	14,246,000		22,603,000		14,192,000
Affiliated Purchases	36,891,000		24,378,000		50,092,000
Transmission Coordination Agreement
Net (Revenues) Expenses from Transmission Coordination Agreement	14,700,000		12,300,000		9,000,000
Central Machine Shop
Billings for Services from Central Machine Shop Facility	606,000		1,198,000		53,000
Sales and Purchases of Property [Abstract]
Related Party Sales of Property	5,651,000		1,782,000		442,000
Related Party Purchases of Property	1,710,000		1,867,000		475,000
Related Party Transactions (Textuals) [Abstract]
Billings for Services from Central Machine Shop Facility	606,000		1,198,000		53,000
Public Service Co of Oklahoma [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0		0		0
Public Service Co of Oklahoma [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	1,481,000		683,000		6,378,000
Public Service Co of Oklahoma [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	35,410,000		23,695,000		43,714,000
Public Service Co of Oklahoma [Member] | Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0		0		0
Public Service Co of Oklahoma [Member] | Natural Gas Purchases from AEPES [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0		0		0
Public Service Co of Oklahoma [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0		0		0
Public Service Co of Oklahoma [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	14,000		34,000		124,000
Public Service Co of Oklahoma [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	10,761,000		18,861,000		10,624,000
Public Service Co of Oklahoma [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0		0		0
Public Service Co of Oklahoma [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0		8,000		111,000
Public Service Co of Oklahoma [Member] | Natural Gas Contracts with AEPES [Member]
Affiliated Revenues and Purchases
Affiliated Revenues					3,000
Public Service Co of Oklahoma [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	3,471,000		3,700,000		3,330,000
Southwestern Electric Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	51,812,000		37,441,000		57,615,000
Affiliated Purchases	11,172,000		19,229,000		11,808,000
Transmission Coordination Agreement
Net (Revenues) Expenses from Transmission Coordination Agreement	(14,700,000)		(12,300,000)		(9,000,000)
Central Machine Shop
Billings for Services from Central Machine Shop Facility	168,000		145,000		946,000
Sales and Purchases of Property [Abstract]
Related Party Sales of Property	1,617,000		1,731,000		650,000
Related Party Purchases of Property	8,440,000		7,266,000		2,993,000
Related Party Transactions (Textuals) [Abstract]
Billings for Services from Central Machine Shop Facility	168,000		145,000		946,000
Southwestern Electric Power Co [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0		0		0
Southwestern Electric Power Co [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	411,000		368,000		1,184,000
Southwestern Electric Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	10,761,000		18,861,000		10,624,000
Southwestern Electric Power Co [Member] | Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0		0		0
Southwestern Electric Power Co [Member] | Natural Gas Purchases from AEPES [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0		0		0
Southwestern Electric Power Co [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0		0		0
Southwestern Electric Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	1,000		142,000		3,535,000
Southwestern Electric Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	35,410,000		23,695,000		43,714,000
Southwestern Electric Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	(136,000)		(583,000)		(637,000)
Southwestern Electric Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	14,715,000		12,338,000		8,962,000
Southwestern Electric Power Co [Member] | Natural Gas Contracts with AEPES [Member]
Affiliated Revenues and Purchases
Affiliated Revenues					4,000
Southwestern Electric Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	1,822,000		1,849,000		2,037,000
AEP Generating Co [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services	19,719,000		19,961,000		15,460,000
Central Machine Shop
Billings for Services from Central Machine Shop Facility	26,000		80,000		102,000
Related Party Transactions (Textuals) [Abstract]
Billings for Services from Central Machine Shop Facility	26,000		80,000		102,000
AEP River Operations LLC [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services	22,648,000		20,917,000		25,356,000
American Electric Power [Member] | Ohio Valley Electric Corporation [Member]
Ownership and Investment In OVEC
Ownership	39.17%
Investment	3,978,000
AEP Subsidiaries [Member]
Related Party Transactions (Textuals) [Abstract]
Aggregate Power Participation Ratio	43.47%
Ohio Valley Electric Corporation [Member]
Related Party Transactions (Textuals) [Abstract]
Approximate OVEC Generating Capacity (In MWs)	2,200
Number of OVEC Generating Plants	2
Number of Plants Operating with Environmental Controls	2
Ohio Valley Electric Corporation [Member] | Environmental Project [Member]
Related Party Transactions (Textuals) [Abstract]
Authorized Capital Expenditures for Environmental Investments	$ 1,400,000,000

[1]	Includes annual true-up of 2012 estimated revenues.
[2]	Includes $7.3 million, $14.5 million and $9.3 million in 2013, 2012 and 2011, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.
[3]	Includes $608 thousand, $1.5 million and $1.3 million in 2013, 2012 and 2011, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.